Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

(18)  Segment Information

The Company has organized its principal operations into the following segments: Individual Annuities and Other products.

The Individual Annuities segment consists of variable and fixed annuities, which are provided through independent distribution channels made up of broker dealers and agents and registered representatives. Revenues for the Company’s fixed annuity products are primarily earned as net investment income on invested assets supporting fixed account balances, with profitability driven by the spread between net investment income earned and interest credited to account balances. Although the Company discontinued selling fixed annuity products in 2011, the in-force volume is significant and thus included within the Individual Annuities segment. Revenues for the company’s variable annuity products are primarily earned as management and expense fees charged on underlying account balances.

The Other products segment consists of closed blocks of Life, LTC, and Special Markets products. The Company discontinued selling Life products in 2010 and LTC products in 2009. The Special Markets products include individual and group annuity and life products, including whole and term life insurance. Although Other products are part of the combined results, the Company does not allocate additional resources to these areas other than to maintain the operational support to its current customers.

The Company does not maintain segregated investment portfolios for each segment. Investment-related income, gains, and losses are allocated to the segments based on reserve levels and capital requirements.

Segment results are reconciled to the statements of operations in the tables below:

	Year ended December 31, 2013
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$47,281	3,452	50,733
Interest and similar income, net	28,590	1,074	29,664
Change in fair value of assets and liabilities	(78,973)	—	(78,973)
Realized investment gains, net	796	33	829
Fee, commission, and other revenue	2,795	—	2,795

Total revenue	489	4,559	5,048

Benefits and expenses:
Net benefits	(42,034)	3,931	(38,103)
General and administrative expenses and commissions	31,486	924	32,410
Change in deferred acquisition costs, net	(6,440)	277	(6,163)

Total benefits and expenses	(16,988)	5,132	(11,856)

Pretax income (loss)	$17,477	(573)	16,904

	Year ended December 31, 2012
	Individual annuities	Other	Total
Revenue:
Net premiums and policy fees	$36,997	3,195	40,192
Interest and similar income, net	29,905	945	30,850
Change in fair value of assets and liabilities	(14,676)	—	(14,676)
Realized investment gains, net	14,170	332	14,502
Fee, commission, and other revenue	2,385	—	2,385

Total revenue	68,781	4,472	73,253

Benefits and expenses:
Net benefits	20,914	2,656	23,570
General and administrative expenses and commissions	32,277	550	32,827
Change in deferred acquisition costs, net	4,657	(227)	4,430

Total benefits and expenses	57,848	2,979	60,827

Pretax income	$10,933	1,493	12,426

	Year ended December 31, 2011
	Individual
	annuities	Other	Total
Revenue:
Net premiums and policy fees	$27,631	3,260	30,891
Interest and similar income, net	31,778	806	32,584
Change in fair value of assets and liabilities	(8,116)	—	(8,116)
Realized investment gains, net	1,582	23	1,605
Fee, commission, and other revenue	1,822	43	1,865

Total revenue	54,697	4,132	58,829

Benefits and expenses:
Net benefits	82,338	1,840	84,178
General and administrative expenses and commissions	38,003	1,959	39,962
Change in deferred acquisition costs, net	(39,670)	245	(39,425)

Total benefits and expenses	80,671	4,044	84,715

Pretax (loss) income	$(25,974)	88	(25,886)